Basis of Presentation	12 Months Ended
Dec. 31, 2024
Basis of Presentation [Abstract]
BASIS OF PRESENTATION
2.	BASIS OF PRESENTATION

Basis of Presentation and Statement of Compliance

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) and interpretations of the International Financial Reporting Issues Committee (“IFRIC”). The principal accounting policies applied in the preparation of these financial statements are set out below. These policies have been consistently applied to all years presented, unless otherwise stated.

These financial statements have been prepared on a historical cost basis, modified where applicable. In addition, these financial statements have been prepared using the accrual basis of accounting except for cash flow information. They were authorized for issue by the Company’s board of directors on March 26, 2025.

New Accounting Standards

Standards, interpretations and amendments to standards and interpretations in the reporting period not yet effective and not yet applied:

●	In April 2024, the International Accounting Standards Board issued IFRS 18, Presentation and Disclosure in the Financial Statements, which sets out the overall requirements for presentation and disclosures in the financial statements. The new standard will replace IAS 1, Presentation of Financial Statements. Although much of the substance of IAS 1, Presentation of Financial Statements, will carry over into the new standard, the new standard incrementally will:

o	With a view to improving comparability amongst entities, require presentation in the statement of operations of a subtotal for operating profit and a subtotal for profit before financing and income taxes (both subtotals as defined in the new standard);

o	Require disclosure and reconciliation, within a single financial statement note, of management-defined performance measures that are used in public communications to share management’s views of various aspects of an entity’s performance and which are derived from the statements of income and other comprehensive income;

o	Enhance the requirements for aggregation and disaggregation of financial statement amounts; and

o	Require limited changes to the statement of cash flows, including elimination of options for the classification of interest and dividend cash flows.

The new standard is effective for annual reporting periods beginning on or after January 1, 2027, with earlier adoption permitted. We are currently assessing the impacts of the new standard; while there will be shifts of where a number of our management-defined performance measures are disclosed and reconciled (primarily a shift from management’s discussion and analysis to the financial statements) and where certain cash flows will be categorized in our statements of cash flows (primarily a shift of interest paid from operating activities to financing activities), we do not expect that the totality of our financial disclosure will be materially affected by the application of the new standard.

●	In May 2024, the International Accounting Standards Board issued Amendments to the Classification and Measurement of Financial Instruments (Amendments to IFRS 9 and IFRS 7). The narrow-scope amendments are to address diversity in accounting practice in respect of the classification of financial assets with environmental, social and corporate governance and similar features; and to clarify the date on which a financial asset or financial liability is derecognized when using electronic payment systems. The new standard is effective for annual reporting periods beginning on or after January 1, 2026, with earlier adoption permitted. We are currently assessing the impacts of the new standard but do not expect to be materially affected by the application of the amendments.